UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.6%

$975	Alabama Higher Education Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1994D,	No Opt. Call	AAA	$ 978,510
	5.850%, 9/01/04 (Alternative Minimum Tax) - FSA Insured

2,395	Alabama Housing Finance Authority, Multifamily Housing Revenue Bonds, South Bay Apartments Project,	2/11 at 102.00	AAA	2,401,227
	Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)

11,745	Alabama Special Care Facilities Financing Authority of Birmingham, Hospital Revenue Bonds,	11/05 at 101.00	Aaa	11,954,178
	Daughter's of Charity National Health System - Providence Hospital and St. Vincent's Hospital,
	Series 1995, 5.000%, 11/01/25

5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A-	5,102,517

	Alaska - 0.6%

3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26 -	12/13 at 100.00	AAA	3,161,793
	MBIA Insured

	Arizona - 1.6%

5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	Aaa	5,019,450
	Series 2003A, 5.000%, 7/01/31 - MBIA Insured

3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	12/13 at 100.00	AAA	3,936,638
	Bonds, Series 2003, 5.000%, 12/01/18 - MBIA Insured

	Arkansas - 0.1%

110	Arkansas Development Finance Authority, FHA-Insured or VA Guaranteed Mortgage Loans, Single Family	8/04 at 100.00	AA	110,295
	Mortgage Revenue Refunding Bonds, Series 1991A, 8.000%, 8/15/11

125	Jacksonville Residential Housing Facilities Board, Arkansas, FNMA-Backed Single Family Mortgage	1/05 at 102.00	Aaa	127,289
	Revenue Refunding Bonds, Series 1993A, 7.900%, 1/01/11

182	Lonoke County Residential Housing Facilities Board, Arkansas, Single Family Mortgage Revenue	4/05 at 103.00	Aaa	186,060
	Refunding Bonds, Series 1993A, 7.900%, 4/01/11

	California - 7.5%

17,000	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,	3/13 at 100.00	A	15,979,150
	Series 2003A, 5.000%, 3/01/33 (DD1, settling 8/02/04)

10,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A3	10,388,800

4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A3	4,435,155

4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	No Opt. Call	AAA	3,188,499
	0.000%, 1/01/14

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	902,480
	Series 2003A-1, 6.750%, 6/01/39

3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-3,	7/06 at 100.00	AA-	3,127,860
	5.375%, 7/01/20

1,715	Merced County Housing Authority, California, FNMA Multifamily Housing Revenue Refunding Bonds,	8/04 at 102.00	Aaa	1,743,229
	Belmont Park Apartments Project, Series 1993A, 5.875%, 1/01/19

1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series 1996A,	No Opt. Call	AAA	2,268,998
	6.000%, 10/01/12 - FGIC Insured

	Colorado - 5.2%

2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives, Series	9/11 at 100.00	AA	2,050,420
	2001, 5.250%, 9/01/21

1,230	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	1,264,920
	6.750%, 10/01/21

3,040	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,665,510
	(Alternative Minimum Tax)

	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,
	Series 2003A:
2,940	5.000%, 12/01/20 - XLCA Insured	12/13 at 100.00	AAA	3,033,904
10,000	5.000%, 12/01/33 - XLCA Insured	12/13 at 100.00	AAA	9,991,700

4,345	El Paso County School District No. 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	4,689,559
	5.250%, 12/15/17 - FGIC Insured

4,125	Municipal Subdistrict Northern Colorado, Water Conservancy District Revenue Bonds, Series 1997C,	12/07 at 101.00	AAA	4,451,040
	5.250%, 12/01/15 - AMBAC Insured

	Connecticut - 0.6%

3,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	3,136,590
	6.250%, 11/15/18

	District of Columbia - 4.8%

6,000	District of Columbia, General Obligation Bonds, Series 1993B-2, 5.500%, 6/01/10 - FSA Insured	No Opt. Call	AAA	6,670,020

4,250	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group Issue, Series	8/06 at 102.00	AAA	4,606,108
	1993A, 5.750%, 8/15/14 - MBIA Insured

5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 - CAPMAC Insured	12/04 at 101.00	AAA	5,068

	District of Columbia, General Obligation Refunding Bonds, Series 1993A:
1,585	6.000%, 6/01/07 - MBIA Insured	No Opt. Call	AAA	1,704,382
7,215	6.000%, 6/01/07 - MBIA Insured	No Opt. Call	AAA	7,904,249

	District of Columbia, University Revenue Bonds, Georgetown University Issue, Series 2001A:
9,670	0.000%, 4/01/26 - MBIA Insured	4/11 at 42.15	AAA	2,742,219
15,235	0.000%, 4/01/30 - MBIA Insured	4/11 at 32.93	AAA	3,343,625

	Florida - 6.4%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/28 -	7/13 at 100.00	AAA	5,026,950
	MBIA Insured

5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/13 at 100.00	AAA	5,242,500
	2003A, 5.250%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured

9,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2001A, 5.200%, 10/01/20 (Pre-refunded	10/05 at 100.00	AA-***	9,373,140
	to 10/01/05)

5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/04 at 102.00	BBB-	5,133,550
	Indiantown Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay	1/11 at 102.00	AAA	1,440,182
	Apartments Project, Series 2000-5A, 5.850%, 7/01/20 (Alternative Minimum Tax) - FSA Insured

9,500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 - AMBAC	10/18 at 100.00	AAA	9,628,630
	Insured

	Georgia - 2.4%

3,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 - FGIC	No Opt. Call	AAA	3,817,690
	Insured

2,880	Georgia Municipal Electric Authority, Power Revenue Bonds, Series 1992B, 8.250%, 1/01/11	No Opt. Call	A+	3,609,994

5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%, 1/01/19 -	No Opt. Call	AAA	6,238,265
	FGIC Insured

	Hawaii - 1.0%

	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding and Improvement
	Series, 1993B:
1,580	5.000%, 10/01/13	No Opt. Call	Aaa	1,732,233
3,720	5.000%, 10/01/13	No Opt. Call	Aa2	4,040,180

	Illinois - 14.9%

4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%,	No Opt. Call	AAA	4,655,920
	1/01/15 - MBIA Insured

5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 (Alternative	1/11 at 101.00	AAA	5,553,164
	Minimum Tax) - FSA Insured

5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 - FGIC Insured	7/08 at 102.00	AAA	5,099,050

	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds,
	Series 1997:
1,455	8.500%, 12/01/13 - FGIC Insured	No Opt. Call	Aaa	1,968,557
1,685	8.500%, 12/01/15 - FGIC Insured	No Opt. Call	Aaa	2,329,327

6,170	Illinois Development Finance Authority, Revenue Bonds, Greek American Nursing Project, Series	4/11 at 105.00	Aaa	6,838,766
	2000A, 7.600%, 4/20/40

590	Illinois Development Finance Authority, Childcare Facility Revenue Bonds, Illinois Facilities Fund	No Opt. Call	N/R	591,440
	Project, Series 1992, 7.400%, 9/01/04

450	Illinois Educational Facilities Authority Revenue Bonds, Chicago College of Osteopathic Medicine,	1/05 at 100.00	AAA	479,110
	Series A, 8.750%, 7/01/05

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,
	Series 1993C:
5,705	7.000%, 4/01/08	No Opt. Call	A+	6,244,351
4,075	7.000%, 4/01/14	No Opt. Call	A+	4,927,938

4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health	8/13 at 100.00	AAA	3,910,960
	System, Series 2003, 5.150%, 2/15/37

7,725	Illinois Housing Development Authority, Multifamily Program Bonds, Series 1994-5, 6.650%, 9/01/14	9/04 at 102.00	A+	7,887,302

3,410	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Skyline Towers	11/04 at 100.00	A-	3,420,435
	Apartments Project, Series 1992B, 6.875%, 11/01/17

9,795	Community Unit School District No. 220 Lake, Cook, Kane and McHenry Counties, Illinois,	No Opt. Call	AAA	10,814,072
	General Obligation Bonds, Series 2002, 5.250%, 12/01/19 - FSA Insured

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 2002A:
9,500	0.000%, 6/15/24 - MBIA Insured	6/22 at 101.00	AAA	5,047,825
4,540	5.000%, 12/15/28 - MBIA Insured	6/12 at 101.00	AAA	4,531,465
34,440	0.000%, 6/15/40 - MBIA Insured	No Opt. Call	AAA	4,522,316

3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	3,922,544
	General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

2,162	Wood River Township, Madison County, Illinois, General Obligation Bonds, Series 1993, 6.625%,	8/04 at 102.00	N/R	1,936,498
	2/01/14

	Indiana - 8.7%

22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	22,558,580
	Group, Series 2000A, 5.500%, 2/15/30 - MBIA Insured

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional	No Opt. Call	AAA	3,653,670
	Hospital, Series 1993, 7.000%, 8/15/15 - FSA Insured

3,500	Indiana Educational Facilities Authority, Educational Facilities Revenue Bonds, Butler University	2/11 at 100.00	AAA	3,664,290
	Project, Series 2001, 5.500%, 2/01/26 - MBIA Insured

1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series 1999,	10/09 at 101.00	AAA	1,657,440
	5.750%, 10/01/19 - FSA Insured

	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 - FSA Insured	6/13 at 100.00	AAA	4,084,240
6,000	5.000%, 6/01/24 - FSA Insured	6/13 at 100.00	AAA	6,087,360

2,100	Indianapolis, Indiana, Economic Development Revenue Bonds, Meadows Section 8 Project, Series 1993A,	1/05 at 102.00	Ca	1,134,000
	6.000%, 7/01/23 (Alternative Minimum Tax)#

710	Kokomo Hospital Authority, Indiana, Hospital Revenue Refunding Bonds, St. Joseph Hospital and	8/04 at 101.00	N/R***	727,196
	Health Center, Series 1993, 6.250%, 8/15/05

5,000	M.S.D. of Warren Township, Vision 2005 School Building Corporation, Marion County, Indiana, First	1/11 at 100.00	AAA	5,451,250
	Mortgage Bonds, Series 2000, 5.500%, 7/15/20 - FGIC Insured

	Iowa - 0.0%

85	Davenport, Iowa, Home Ownership Mortgage Revenue Refunding Bonds, Series 1994, 7.900%, 3/01/10	9/04 at 102.00	Aa2	85,879

	Kansas - 1.8%

2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center Project, Series	9/10 at 100.00	AAA	2,091,500
	2000A, 5.500%, 9/01/25 - AMBAC Insured

6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,329,573
	2000, 3.500%, 9/01/16

1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,802,763
	5.300%, 6/01/31 - MBIA Insured

	Louisiana - 1.9%

3,070	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,266,787
	Bonds, Series 2002, 5.250%, 12/01/20 - AMBAC Insured

1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,916,495
	Collateralized Mortgage Revenue Refunding Bonds - Sharlo Apartments Project, Series 2002A, 6.500%,
	6/20/37

5,240	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	5,680,736
	11/01/14 - FSA Insured

	Maine - 2.6%

7,520	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	7,893,067
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)

6,635	Maine State Housing Authority, Mortgage Purchase Bonds, Series 2000C-1, 6.050%, 11/15/31	5/10 at 100.00	AA+	6,865,434
	(Alternative Minimum Tax)

	Maryland - 2.8%

3,215	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%,	1/07 at 102.00	Aa2	3,335,466
	7/01/16

2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/07 at 102.00	Aa2	2,998,020
	7/01/39 (Alternative Minimum Tax)

6,800	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing	7/06 at 102.00	Aa2	7,032,832
	Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)

2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,448,738
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

	Massachusetts - 0.0%

35	Massachusetts Housing Finance Agency, Housing Project Revenue Refunding Bonds, Series 1993A,	10/04 at 101.00	A+	35,335
	6.300%, 10/01/13

	Michigan - 5.8%

10,225	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series 1997A, 5.000%, 7/01/27 -	7/07 at 101.00	AAA	10,241,871
	MBIA Insured

1,645	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	1,688,741
	Health System Inc., Series 1998, 4.625%, 8/01/18 - MBIA Insured

4,400	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	4,453,196
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003-II,	10/13 at 100.00	AAA	5,016,100
	5.000%, 10/15/29 - MBIA Insured

10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	Ba3	7,619,640
	Group, Series 1998A, 5.250%, 8/15/23

3,750	Michigan Strategic Fund, Collateralized Limited Obligation Revenue Refunding Bonds, Consumers Power	12/04 at 101.00	AAA	3,800,888
	Company Project, Series 1993B, 5.800%, 6/15/10 - CAPMAC Insured

	Minnesota - 1.6%

2,460	Minneapolis-St. Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds,	11/07 at 102.00	AAA	2,513,382
	FNMA/GNMA Mortgage-Backed Securities Program, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)

3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	3,610,355
	2001A, 5.250%, 1/01/25 - FGIC Insured

2,685	Minnetonka, Minnesota, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Brier Creek	12/04 at 102.00	AAA	2,751,669
	Project, Series 1994A, 6.450%, 6/20/24

	Mississippi - 1.4%

2,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Senior Series	9/04 at 100.00	Aaa	2,005,220
	1993B, 5.800%, 9/01/06 (Alternative Minimum Tax)

5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,890,437

	Missouri - 0.4%

2,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%,	7/11 at 100.00	AAA	2,001,660
	7/01/26 - MBIA Insured

	Nebraska - 1.8%

9,000	Nebraska Higher Education Loan Program Incorporated, Senior Subordinate Bonds, Series 1993A-5A,	No Opt. Call	AAA	9,617,310
	6.250%, 6/01/18 (Alternative Minimum Tax) - MBIA Insured

335	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1998F, 5.600%,	3/07 at 101.50	AAA	344,554
	9/01/20 (Alternative Minimum Tax)

	Nevada - 4.7%

7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	7,143,640
	5.000%, 7/01/23 - AMBAC Insured

10,420	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18 -	6/12 at 100.00	AAA	11,478,255
	MBIA Insured

4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series 1991A,	No Opt. Call	AAA	5,365,170
	7.000%, 6/01/10 - MBIA Insured

5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	No Opt. Call	AAA	1,750,105
	Project, First Tier Series 2000, 0.000%, 1/01/25 - AMBAC Insured

855	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1992B, 6.200%, 10/01/15	10/04 at 102.00	A1	873,032

	New Hampshire - 0.0%

10	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds, Series	1/07 at 102.00	Aa2	10,457
	1996C, 6.200%, 7/01/16 (Alternative Minimum Tax)

	New Jersey - 3.6%

1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	1,221,605
	Group, Series 2000, 7.500%, 7/01/30

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,345	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	2,811,514
655	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	784,127

14,560	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	12,765,917
	2002, 5.750%, 6/01/32

3,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	2,820,250
	2003, 6.750%, 6/01/39

	New York - 13.7%

1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	A3	1,269,396
	American REF-FUEL Company of Hempstead Project, Series 2001, 5.000%, 12/01/10 (Mandatory put
	6/01/10)

1,000	New York City, New York, General Obligation Bonds, Fiscal Series 1995A, 7.000%, 8/01/04	No Opt. Call	A	1,000,150

	New York City, New York, General Obligation Bonds, Fiscal Series 1996F:
6,580	6.500%, 2/01/05	No Opt. Call	A***	6,748,711
7,730	6.500%, 2/01/05	No Opt. Call	A	7,922,864

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998C:
1,350	5.000%, 5/01/26 (Pre-refunded to 5/01/08)	5/08 at 101.00	AA+***	1,475,051
35	5.000%, 5/01/26 (Pre-refunded to 5/01/08)	5/08 at 100.00	AA+***	38,242
15,530	5.000%, 5/01/26	5/08 at 101.00	AA+	15,586,529

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
3,630	5.875%, 11/01/16 (Pre-refunded to 5/15/10)	5/10 at 101.00	AA+***	4,174,391
5,000	5.500%, 11/01/24	5/10 at 101.00	AA+	5,298,400

220	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AA+	248,739
	2000A, 5.875%, 11/01/16

2,145	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital	8/04 at 100.00	AAA	2,247,960
	and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

4,200	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Kenmore	2/05 at 102.00	AA	4,359,936
	Mercy Hospital, Series 1995B, 6.150%, 2/15/35

3,365	New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured	8/04 at 102.00	AA	3,442,832
	Mortgage Revenue Bonds, Series 1994A, 6.200%, 2/15/21

7,500	New York State Thruway Authority, General Revenue Bonds, Series C, 6.000%, 1/01/15 (Pre-refunded	1/05 at 102.00	AAA	7,794,600
	to 1/01/05) - FGIC Insured

6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	7,072,750
	LLC, Sixth Series 1997, 6.250%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured

	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
5,400	5.500%, 6/01/16	6/10 at 100.00	AA-	5,743,872
2,500	5.500%, 6/01/18	6/12 at 100.00	AA-	2,679,600

	North Carolina - 3.3%

2,675	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2001, 5.500%, 6/01/13	6/11 at 101.00	AAA	2,996,027

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AAA	2,282,100
	1/01/11 - MBIA Insured

10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	10,697,600
	1/01/18 - MBIA Insured

2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,524,365
	Facilities, Series 2004A, 5.000%, 2/01/21

	North Dakota - 0.0%

25	Minot, North Dakota, Single Family Mortgage Revenue Refunding Bonds, Series 1993, 7.700%, 8/01/10	8/04 at 101.00	Aa2	25,208

	Ohio - 3.3%

9,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%, 1/01/31 - FSA Insured	1/10 at 101.00	AAA	9,002,070

3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society Project,	10/09 at 101.00	A	3,228,750
	Series 1999, 5.800%, 10/01/14

1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/05 at 103.00	Aa	1,012,690
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

720	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, GNMA Mortgage-Backed	3/05 at 102.00	Aaa	740,556
	Securities Program, Series 1995A-1, 6.300%, 9/01/17

4,370	Toledo, Ohio, General Obligation Bonds, Series 1994, 5.750%, 12/01/09 (Pre-refunded to 12/01/04) -	12/04 at 102.00	AAA	4,521,683
	AMBAC Insured

	Oklahoma - 2.2%

515	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership	3/10 at 101.00	Aaa	539,669
	Loan Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)

	Oklahoma County Finance Authority, Multifamily Housing First Mortgage Revenue Bonds, Multiple
	Apartments Project, Series 1998A:
3,495	7.000%, 4/01/18#	4/06 at 102.00	N/R	34,950
7,000	7.125%, 4/01/28#	4/06 at 102.00	N/R	70,000

9,775	Tulsa County Industrial Authority, Oklahoma, First Mortgage Multifamily Housing Revenue Bonds,	3/11 at 101.00	N/R	7,704,948
	Stoneridge Apartments Project, Series 1999, 6.125%, 3/01/39 (Alternative Minimum Tax)

3,340	Tulsa Industrial Authority, Oklahoma, Revenue and Refunding Bonds, Hillcrest Medical Center	No Opt. Call	AAA	3,841,668
	Project, Series 1996, 6.500%, 6/01/09 - CONNIE LEE/AMBAC Insured

	Pennsylvania - 1.4%

5,000	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Northampton	1/05 at 101.00	BBB-	5,104,150
	Generating Project, Senior Lien, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)

2,600	Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series 2004A, 5.500%,	12/14 at 100.00	AAA	2,771,860
	12/01/31 - AMBAC Insured

	Puerto Rico - 3.4%

12,390	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 1997, 6.500%, 7/01/13 -	No Opt. Call	AAA	15,020,397
	MBIA Insured

3,470	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/18 - MBIA	6/10 at 100.00	AAA	3,889,419
	Insured

	Rhode Island - 2.9%

20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	16,582,400
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 3.5%

3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.000%,	6/14 at 100.00	AAA	2,967,240
	6/01/36 - FGIC Insured

	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1991:
5,000	6.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	5,952,900
5,750	4.000%, 1/01/23 - MBIA Insured	1/05 at 100.00	AAA	5,123,480

5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	5,665,910
	5.500%, 1/01/13 - MBIA Insured

	Tennessee - 0.3%

1,500	Metropolitan Government of Nashville and Davidson County, Tennessee, Electric System Revenue Bonds,	5/08 at 102.00	AA	1,551,060
	Series 1998A, 5.200%, 5/15/23

	Texas - 17.6%

4,500	Alliance Airport Authority Inc., Texas, Special Facilities Revenue Bonds, American Airlines Inc.	12/04 at 100.00	CCC	3,090,510
	Project, Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

3,345	Columbia-Brazoria Independent School District, Texas, Unlimited Tax School Building Bonds, Series	2/09 at 100.00	AAA	3,257,328
	1999, 4.750%, 2/01/25

8,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	8,798,240
	Series 2001A, 5.875%, 11/01/19 (Alternative Minimum Tax) - FGIC Insured

2,250	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,203,785
	11/01/27 (Alternative Minimum Tax) - FSA Insured

6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	5,976,480
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)

7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	6,918,730
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured

28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	7,344,864
	Project, Series 2001B, 0.000%, 9/01/28 - AMBAC Insured

7,500	Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 2002A, 5.750%,	No Opt. Call	AAA	8,415,675
	12/01/32 - FSA Insured

5,000	Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 1997D, 5.000%,	12/07 at 102.00	AAA	5,486,350
	12/01/25 (Pre-refunded to 12/01/07) - FGIC Insured

7,080	Liberty County Housing Development Corporation, Texas, Multifamily Housing Revenue Bonds, Series	6/09 at 100.00	N/R	6,301,200
	1999, 7.250%, 6/01/34

341	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds, Series	11/05 at 103.00	Aaa	356,942
	1992A, 8.450%, 12/01/11

	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 2001:
2,300	5.500%, 2/15/21	2/11 at 100.00	AAA	2,487,726
2,400	5.500%, 2/15/23	2/11 at 100.00	AAA	2,533,944

	Mount Pleasant Independent School District, Titus County, Texas, General Obligation Refunding Bonds,
	Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,034,710
3,000	5.125%, 2/15/31	8/11 at 100.00	Aaa	3,021,600

6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Aaa	6,053,160
	University - Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 - MBIA Insured

3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	No Opt. Call	AAA	4,633,167
	Racetrack Project, Series 1993, 8.750%, 12/15/12

1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	1,925,604
	2002A, 5.750%, 10/01/21 - RAAI Insured

4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,757,763
	Refunding Bonds, Series 2001, 5.125%, 2/01/26

4,259	Texas General Services Commission, Participation Interests, Series 1992, 7.500%, 9/01/22	9/04 at 100.50	A	4,329,314

8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Daughters	11/04 at 101.00	Aaa	8,904,345
	of Charity National Health System, Series 1993B, 6.000%, 11/15/22

	Utah - 6.6%

4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital	12/08 at 101.00	N/R	4,301,972
	Project, Series 1998, 5.750%, 12/15/18

17,570	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	19,287,292
	7/01/19 - MBIA Insured

	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A:
5,065	6.150%, 7/01/14	7/06 at 102.00	A+***	5,523,889
2,935	6.150%, 7/01/14	7/06 at 102.00	A+	3,172,207

1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,487,779
	5.000%, 7/01/21

650	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	652,444
	(Alternative Minimum Tax)

	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
2,180	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA-	2,261,052
655	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aa2	671,853

	Virginia - 1.5%

8,190	Hampton, Virginia, Convention Center Revenue Bonds, Series 2002, 5.000%, 1/15/35 - AMBAC Insured	1/13 at 100.00	AAA	8,198,190

	Washington - 10.4%

1,050	King County, Bellevue, Washington, Water and Sewer Revenue Refunding Bonds, Series 1994, 5.875%,	9/04 at 100.00	Aa2	1,053,801
	7/01/09 (Pre-refunded to 9/17/04)

1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	1,951,942
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)

1,035	Covington Water District, Washington, Water Improvement and Revenue Refunding Bonds, Series 1995,	3/05 at 100.00	AAA	1,062,935
	6.050%, 3/01/20 (Pre-refunded to 3/01/05) - AMBAC Insured

1,655	Everett, Washington, General Obligation Bonds, Series 1997, Limited Tax, 5.125%, 9/01/17 - FSA	9/07 at 100.00	Aaa	1,750,907
	Insured

1,000	Seattle Indian Services Commission, Washington, Special Obligation Bonds, Series 1994, 6.000%,	11/04 at 100.00	AAA	1,009,870
	11/01/16

1,626	Skagit County Housing Authority, Washington, GNMA Collateralized Mortgage Loan Nursing Facility	11/04 at 104.00	AAA	1,696,861
	Revenue Bonds, Sea Mar Community Project, Series 1993, 7.000%, 6/20/35

1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	AAA	1,706,850
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 - FGIC Insured

8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20 -	1/11 at 101.00	AAA	9,048,706
	FSA Insured

4,705	Tacoma, Washington, Sewer Revenue Refunding Bonds, Series 1994B, 8.000%, 12/01/08 - FGIC	No Opt. Call	AAA	5,646,282
	Insured

4,870	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,580,868
	Series 2002, 6.500%, 6/01/26

2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Highline Community Hospital,	8/08 at 102.00	AA	2,007,200
	Series 1998, 5.000%, 8/15/21 - RAAI Insured

1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital, Series	8/13 at 102.00	AAA	992,920
	1998, 5.000%, 8/15/28 - AMBAC Insured

	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1990A:
6,080	7.250%, 7/01/06	No Opt. Call	Aaa	6,688,304
395	7.250%, 7/01/06	No Opt. Call	Aaa	432,971

11,000	Washington Public Power Supply System, Nuclear Project 3 Revenue Refunding Bonds, Series 1993B,	No Opt. Call	Aaa	12,885,620
	7.000%, 7/01/09

4,700	Washington Public Power Supply System, Nuclear Project 3 Revenue Refunding Bonds, Series 1998A,	7/08 at 102.00	Aaa	4,887,386
	5.125%, 7/01/18

1,400	Washington State University, Housing and Dining System Revenue and Refunding Bonds, Series 1994,	10/04 at 101.00	AAA	1,425,970
	6.375%, 10/01/18 (Pre-refunded to 10/01/04) - MBIA Insured

	Wisconsin - 1.3%

7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care Inc.,	2/12 at 101.00	AAA	7,591,950
	Series 2002A, 5.250%, 2/15/32 - MBIA Insured

$947,520	Total Long-Term Investments (cost $869,986,759) - 157.2%			886,380,123

	Short-Term Investments - 1.0%

2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable		A-1+	2,500,000
	Rate Demand Obligations, Series 1997, 1.050%, 7/01/29†

3,000	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Variable Rate		VMIG-1	3,000,000
	Demand Obligations, Bethesda Healthcare System, Series 2001, 1.130%, 12/01/31†

$5,500	Total Short-Term Investments (cost $5,500,000)			5,500,000

	Total Investments (cost $875,486,759) - 158.2%			891,880,123

	Other Assets Less Liabilities - 1.8%			10,172,522

	Preferred Shares, at Liquidation Value - (60.0)%			(338,400,000)

	Net Assets Applicable to Common Shares - 100%			$563,652,645

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest.
Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
#	Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(DD1)	Portion of security purchased on a delayed delivery basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $874,844,080.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 38,712,055
	Depreciation	(21,676,012)

	Net unrealized appreciation (depreciation) of investments	$ 17,036,043

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.